Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

($ millions)	2019	2018
Exploration and evaluation assets at cost	1,848.1	2,325.0
Accumulated amortization	(1,602.6)	(1,852.4)
Net carrying amount	245.5	472.6

Reconciliation of movements during the year
Cost, beginning of year	2,325.0	2,305.1
Accumulated amortization, beginning of year	(1,852.4)	(1,670.2)
Net carrying amount, beginning of year	472.6	634.9

Net carrying amount, beginning of year	472.6	634.9
Acquisitions through business combinations, net	7.3	10.2
Additions	384.9	673.3
Dispositions	(101.9)	(7.5)
Transfers to property, plant and equipment	(380.6)	(705.9)
Amortization	(129.1)	(157.2)
Foreign exchange	(7.7)	24.8
Net carrying amount, end of year	245.5	472.6
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2019.